Consolidated Statements of Changes in Equity - CAD ($)		Total		Issued capital [member]	Warrants	Additional paid-in capital [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]	Reserve of cumulative translation account [member]	Reserve of cash flow hedges [member]	Retained earnings [member]
Beginning balance, shares at Mar. 31, 2018				78,804,212
Beginning balance at Mar. 31, 2018		$ 86,533,770		$ 128,483,507	$ 648,820	$ 36,355,549	$ 506,469		$ 19,090	$ (79,479,665)
Net loss for the period		(23,191,699)	[1]							(23,191,699)
Other comprehensive income (loss) for the period		232,507					251,597		(19,090)
Total comprehensive loss		(22,959,192)	[1]				251,597		$ (19,090)	(23,191,699)
Contributions by and distribution to equity holders
Share-based payment transactions		3,712,415				3,712,415
Share options exercised, shares				1,047,523
Share options exercised		1,697,933		$ 2,396,141		(698,208)
DSUs released, shares				135,557
DSUs released				$ 204,050		(204,050)
Total contributions by and distribution to equity holders, shares				1,183,080
Total contributions by and distribution to equity holders		5,410,348		$ 2,600,191		2,810,157
Ending balance, shares at Mar. 31, 2019	[1]			79,987,292
Ending balance at Mar. 31, 2019	[1]	68,984,926		$ 131,083,698	648,820	39,165,706	758,066			(102,671,364)
Net loss for the period		(60,863,262)								(60,863,262)
Other comprehensive income (loss) for the period		4,759,310					1,320,431	$ 3,438,879
Total comprehensive loss		(56,103,952)					1,320,431	3,438,879		(60,863,262)
Contributions by and distribution to equity holders
Share-based payment transactions		16,594,588				16,594,588
Warrants exercised, shares				750,000
Warrants exercised		2,527,500		$ 3,176,320	(648,820)
Warrants in exchange of services rendered by nonemployees		18,597,776			18,597,776
Share options exercised, shares				2,067,418
Share options exercised		3,930,424		$ 6,553,243		(2,622,819)
DSUs released, shares				333,279
DSUs released				$ 492,989		(492,989)
RSUs released, net of tax, shares				437,849
RSUs released, net of tax		(962,077)		$ 3,099,004		(4,061,081)
Private placement, net of issuance costs, shares				9,415,910
Private placement, net of issuance costs		51,432,131		$ 51,432,131
At-The-Market Offering, net of issuance costs, shares				4,159,086
At-The-Market Offering, net of issuance costs		6,760,099		$ 6,760,099
Business acquisition, shares				1,587,301
Business acquisition		28,556,878		$ 7,966,970		20,589,908
Provisions settled in shares, shares				600,000
Provisions settled in shares		3,312,000		$ 3,312,000
Total contributions by and distribution to equity holders, shares				19,350,843
Total contributions by and distribution to equity holders		130,749,319		$ 82,792,756	17,948,956	30,007,607
Ending balance, shares at Mar. 31, 2020				99,338,135
Ending balance at Mar. 31, 2020		$ 143,630,293		$ 213,876,454	$ 18,597,776	$ 69,173,313	$ 2,078,497	$ 3,438,879		$ (163,534,626)

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).